Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ (5)	$ (6)
Unrealized gain (loss) on cash flow hedges, tax	5	(180)
Unrealized gain (loss) on marketable securities, tax	(2)	1
Defined benefit pension and postretirement plans, tax	$ 56	$ 60